Description of business and organization - Derecognized Assets (Details) ¥ / shares in Units, ¥ in Thousands	Dec. 31, 2023 CNY (¥) ¥ / shares
Mr. Shufu Li
Investments in and Advances to Affiliates, Activity [Line Items]
Par value of Authorized shares | ¥ / shares	¥ 1.00
VIE's | Hubei ECARX
Investments in and Advances to Affiliates, Activity [Line Items]
Cash	¥ 20,000
Long-term investments	211,908
Property and equipment, net	34,873
Intangible assets, net	¥ 1,094